SUPPLY CHAIN FINANCE (Tables)	12 Months Ended
Dec. 31, 2021
Supply Chain Finance
Schedule of supply chain finance

	12.31.21	12.31.20
Supply chain finance
Domestic market	1,971,441	1,309,167
Foreign market	293,732	165,060
	2,265,173	1,474,227

(-) Adjustment to present value	(27,198)	(21,590)
	2,237,975	1,452,637